Information about Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	¥ 135,824		¥ 212,740		¥ 293,774
Unpaid Principal Balance	135,089		211,566
Related Allowance	49,155		65,151		91,407
Consumer Loan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	11,796		10,861		9,021
Unpaid Principal Balance	11,721		10,817
Related Allowance	3,279		3,190		3,002
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	7,317		8,499
Unpaid Principal Balance	7,254		8,460
Related Allowance	2,432		2,565
Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	2,950		1,858
Unpaid Principal Balance	2,942		1,854
Related Allowance	629		547
Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,529		504
Unpaid Principal Balance	1,525		503
Related Allowance	218		78
Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	100,953		172,772
Unpaid Principal Balance	100,293		171,642
Related Allowance	33,588		48,826
Non-recourse Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	24,902		61,050		82,957
Related Allowance	8,534		14,620		20,657
Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	7,868		23,415
Unpaid Principal Balance	7,804		23,411
Related Allowance	1,020		1,021
Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	17,034		37,635
Unpaid Principal Balance	17,005		37,531
Related Allowance	7,514		13,599
Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	28,869		47,126
Unpaid Principal Balance	28,813		46,956
Related Allowance	8,911		15,862
Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	7,827		12,037
Unpaid Principal Balance	7,785		11,990
Related Allowance	1,801		2,118
Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	39,355		52,559
Unpaid Principal Balance	38,886		51,754
Related Allowance	14,342		16,226
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	23,075	[1]	29,107	[1]	34,907	[1]
Unpaid Principal Balance	23,075		29,107
Related Allowance	12,288	[1]	13,135	[1]	17,895	[1]
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	25,049	[2]	52,798	[2]
Unpaid Principal Balance	25,025	[2]	52,768	[2]
Related Allowance	0	[2]	0	[2]
Impaired Financing Receivables with No Related Allowance | Consumer Loan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	725		1,003
Unpaid Principal Balance	711		989
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	725		1,003
Unpaid Principal Balance	711		989
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	24,324		51,795
Unpaid Principal Balance	24,314		51,779
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	6,505		21,409
Unpaid Principal Balance	6,505		21,407
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	2,259		5,825
Unpaid Principal Balance	2,259		5,825
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	3,770		7,063
Unpaid Principal Balance	3,767		7,060
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	2,614		6,148
Unpaid Principal Balance	2,613		6,147
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	9,176		11,350
Unpaid Principal Balance	9,170		11,340
Related Allowance	0		0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	110,775	[3]	159,942	[3]
Unpaid Principal Balance	110,064	[3]	158,798	[3]
Related Allowance	49,155	[3]	65,151	[3]
Impaired Financing Receivables with Related Allowance | Consumer Loan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	11,071		9,858
Unpaid Principal Balance	11,010		9,828
Related Allowance	3,279		3,190
Impaired Financing Receivables with Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	6,592		7,496
Unpaid Principal Balance	6,543		7,471
Related Allowance	2,432		2,565
Impaired Financing Receivables with Related Allowance | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	2,950		1,858
Unpaid Principal Balance	2,942		1,854
Related Allowance	629		547
Impaired Financing Receivables with Related Allowance | Consumer - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,529		504
Unpaid Principal Balance	1,525		503
Related Allowance	218		78
Impaired Financing Receivables with Related Allowance | Corporate Loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	76,629		120,977
Unpaid Principal Balance	75,979		119,863
Related Allowance	33,588		48,826
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,363		2,006
Unpaid Principal Balance	1,299		2,004
Related Allowance	1,020		1,021
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	14,775		31,810
Unpaid Principal Balance	14,746		31,706
Related Allowance	7,514		13,599
Impaired Financing Receivables with Related Allowance | Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	25,099		40,063
Unpaid Principal Balance	25,046		39,896
Related Allowance	8,911		15,862
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	5,213		5,889
Unpaid Principal Balance	5,172		5,843
Related Allowance	1,801		2,118
Impaired Financing Receivables with Related Allowance | Other - Other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	30,179		41,209
Unpaid Principal Balance	29,716		40,414
Related Allowance	14,342		16,226
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	23,075		29,107
Unpaid Principal Balance	23,075		29,107
Related Allowance	¥ 12,288		¥ 13,135

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[2]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.